Appendix 4 Additional Information on Financial Debt - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 109	$ 4,172
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 109	4,172
Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Enel Generacion Chile S.A. [Member] | Chile [Member] | Banco De Credito E Inversiones [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Amortization	At maturity
Current, Maturity	$ 97	2,037
Enel Generacion Chile S.A. [Member] | Chile [Member] | Banco De Credito E Inversiones [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 97	2,037
Enel Generacion Chile S.A. [Member] | Chile [Member] | Banco Santander [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Amortization	At maturity
Current, Maturity	$ 12	2,135
Enel Generacion Chile S.A. [Member] | Chile [Member] | Banco Santander [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12	2,135
Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	109	4,181
Undiscounted Cash Flow [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 109	4,181
Undiscounted Cash Flow [Member] | Chile [Member] | Banco De Credito E Inversiones [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	97.006.000-6
Undiscounted Cash Flow [Member] | Chile [Member] | Banco Santander [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	97.036.000-k
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	91.081.000-6
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | Chile [Member] | Banco De Credito E Inversiones [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Amortization	At maturity
Current, Maturity	$ 97	2,048
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | Chile [Member] | Banco De Credito E Inversiones [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 97	2,048
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | Chile [Member] | Banco Santander [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Amortization	At maturity
Current, Maturity	$ 12	2,133
Undiscounted Cash Flow [Member] | Enel Generacion Chile S.A. [Member] | Chile [Member] | Banco Santander [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 12	$ 2,133